United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/14

Date of Reporting Period: Quarter ended 03/31/14

Item 1. Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—91.8%
		Basic Industry - Chemicals—2.1%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$15,518
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	673,150
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	282,077
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	124,745
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	94,019
		TOTAL	1,189,509
		Basic Industry - Metals & Mining—6.5%
250,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	273,562
150,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	157,621
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	135,068
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	203,274
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	205,117
90,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	99,585
85,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	90,631
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	640,500
310,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	312,325
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	40,207
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	158,139
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	133,900
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	217,500
200,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	210,266
280,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	241,980
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	225,700
250,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	256,936
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	107,269
		TOTAL	3,709,580
		Basic Industry - Paper—1.5%
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	308,728
150,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	141,090
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	147,381
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	121,727
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	128,885
		TOTAL	847,811
		Capital Goods - Aerospace & Defense—0.2%
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	104,000
		Capital Goods - Building Materials—1.0%
260,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	283,400
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	34,800
200,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	232,611
		TOTAL	550,811
		Capital Goods - Construction Machinery—0.2%
120,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	130,713
		Capital Goods - Diversified Manufacturing—0.9%
100,000		Harsco Corp., 5.75%, 5/15/2018	107,312
200,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	210,635

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	$122,740
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,038
		TOTAL	491,725
		Capital Goods - Packaging—1.0%
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	65,008
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	82,978
120,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	120,897
40,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	42,913
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	246,517
		TOTAL	558,313
		Communications - Media & Cable—3.0%
250,000	[1,2]	Cox Communications, Inc., Series 144A, 3.25%, 12/15/2022	235,315
245,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	267,209
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	524,000
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	63,333
500,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	519,577
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	112,525
		TOTAL	1,721,959
		Communications - Media Noncable—3.9%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,600
200,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	216,136
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	292,352
200,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	202,094
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	69,916
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	120,053
350,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	401,848
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	303,460
200,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	185,668
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	105,782
280,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	276,436
		TOTAL	2,204,345
		Communications - Telecom Wireless—0.7%
220,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	229,610
180,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	184,204
		TOTAL	413,814
		Communications - Telecom Wirelines—8.5%
300,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	325,875
485,000		CenturyLink, Inc., Sr. Unsecd. Note, 7.65%, 3/15/2042	460,144
250,000		CenturyLink, Inc., Sr. Unsecd. Note, Series S, 6.45%, 6/15/2021	270,000
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	118,911
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	304,688
425,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	468,615
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	48,710
1,500,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,644,804
300,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.40%, 9/15/2033	357,226
700,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	854,935
		TOTAL	4,853,908
		Consumer Cyclical - Automotive—3.1%
50,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	61,259

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$200,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	$194,150
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	201,916
470,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	485,263
270,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	278,772
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	255,081
200,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	207,995
100,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	105,993
		TOTAL	1,790,429
		Consumer Cyclical - Entertainment—2.6%
240,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	245,131
440,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	511,231
225,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	223,416
95,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	98,525
370,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	381,407
		TOTAL	1,459,710
		Consumer Cyclical - Lodging—1.2%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	266,875
150,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	142,251
280,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	283,704
20,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	21,885
1,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,116
		TOTAL	715,831
		Consumer Cyclical - Retailers—0.5%
100,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	102,644
80,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	83,119
55,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	54,927
50,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	51,193
		TOTAL	291,883
		Consumer Non-Cyclical - Food/Beverage—3.0%
80,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	80,000
60,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	73,121
170,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	162,693
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	309,240
250,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	233,404
208,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	262,535
250,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	254,226
180,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	185,216
165,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	172,426
		TOTAL	1,732,861
		Consumer Non-Cyclical - Health Care—0.1%
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	40,015
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	39,806
		TOTAL	79,821
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
40,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	41,422
		Consumer Non-Cyclical - Products—0.4%
200,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	225,409
		Consumer Non-Cyclical - Tobacco—1.3%
140,000		Altria Group, Inc., 9.25%, 8/6/2019	184,994

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$235,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	$235,956
300,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	345,341
		TOTAL	766,291
		Energy - Independent—4.0%
90,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	90,651
50,000		Petroleos Mexicanos, 6.50%, 6/2/2041	55,000
1,665,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	1,827,337
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	271,500
14,364	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	14,600
		TOTAL	2,259,088
		Energy - Integrated—3.4%
250,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	275,530
245,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	251,837
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	115,798
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	107,897
500,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	458,822
730,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	711,081
		TOTAL	1,920,965
		Energy - Oil Field Services—1.6%
35,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	37,423
100,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	103,485
200,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	208,541
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	96,196
100,000		Noble Holding International Ltd., Sr. Unsecd. Note, 3.05%, 3/1/2016	103,386
150,000		Weatherford International Ltd., 7.00%, 3/15/2038	177,480
165,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	178,400
		TOTAL	904,911
		Energy - Refining—1.1%
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	182,249
350,000		Valero Energy Corp., 9.375%, 3/15/2019	456,051
		TOTAL	638,300
		Financial Institution - Banking—7.2%
200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	213,860
350,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	386,550
125,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	124,908
250,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	243,758
350,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	378,311
170,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	180,441
270,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	301,607
100,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	99,447
310,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	325,419
350,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	391,143
480,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	545,214
110,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	123,188
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	47,376
30,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	28,457
175,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	173,577
200,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	206,271
250,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	247,398

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	$59,662
		TOTAL	4,076,587
		Financial Institution - Brokerage—2.7%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	201,818
10,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	9,982
2,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	2,314
150,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	169,506
70,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	73,562
250,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	292,360
200,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	221,210
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	544,139
		TOTAL	1,514,891
		Financial Institution - Finance Noncaptive—0.8%
250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	249,163
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	104,375
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	77,752
		TOTAL	431,290
		Financial Institution - Insurance - Life—5.0%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	96,938
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	260,963
575,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	686,287
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	133,751
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	155,085
110,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	145,235
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	235,308
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	152,000
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	66,088
150,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	184,046
650,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	737,719
		TOTAL	2,853,420
		Financial Institution - Insurance - P&C—2.6%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	574,916
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	61,410
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	82,368
60,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	64,678
310,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	332,414
55,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	55,930
195,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	290,268
		TOTAL	1,461,984
		Financial Institution - REITs—4.4%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	96,778
60,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	62,107
70,000		Boston Properties LP, Sr. Unsecd. Note, 3.80%, 2/1/2024	69,557
200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	231,099
325,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	362,844
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	108,824
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	264,061
200,000		Healthcare Trust of America, 3.70%, 4/15/2023	190,839
200,000		Liberty Property LP, 6.625%, 10/1/2017	229,767

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REITs—continued
$100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	$95,053
100,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	99,109
150,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	152,869
73,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	86,343
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	44,917
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	127,657
70,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	74,274
200,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	200,346
		TOTAL	2,496,444
		Technology—2.9%
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	114,414
50,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	49,526
100,000		BMC Software, Inc., 7.25%, 6/1/2018	104,000
350,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	333,319
320,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	369,284
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	102,291
280,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	284,488
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	221,830
75,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	80,528
		TOTAL	1,659,680
		Transportation - Airlines—0.6%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	90,532
220,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	241,451
		TOTAL	331,983
		Transportation - Railroads—1.3%
200,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.05%, 3/15/2022	194,646
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	212,001
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	127,612
55,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	50,759
55,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	55,074
100,000		Union Pacific Corp., Sr. Unsecd. Note, 4.163%, 7/15/2022	105,918
		TOTAL	746,010
		Transportation - Services—2.0%
330,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	363,195
420,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	446,215
150,000		Ryder System, Inc., Sr. Unsecd. Note, 2.55%, 6/1/2019	149,282
100,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	105,457
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	70,149
		TOTAL	1,134,298
		Utility - Electric—5.3%
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	90,779
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	262,947
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	81,375
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	115,145
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	63,378
300,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	302,514
100,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	101,550
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	168,422
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	110,788

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$250,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	$249,534
35,710	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	38,475
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	269,993
300,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	299,243
200,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	200,198
200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	219,413
50,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	50,086
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	35,962
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	88,618
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	261,772
		TOTAL	3,010,192
		Utility - Natural Gas Distributor—0.7%
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	44,482
200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	195,579
90,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	96,356
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	83,537
		TOTAL	419,954
		Utility - Natural Gas Pipelines—4.4%
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	83,178
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	625,732
250,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	251,844
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	224,105
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	346,210
370,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	417,373
240,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	265,845
200,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	185,572
120,000		Williams Partners LP, 5.25%, 3/15/2020	132,341
		TOTAL	2,532,200
		TOTAL CORPORATE BONDS (IDENTIFIED COST $49,762,475)	52,272,342
		FOREIGN GOVERNMENTS/AGENCIES—4.9%
		Sovereign—4.9%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	637,800
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	222,200
850,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	884,000
300,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	332,100
190,000		Peru, Government of, 6.55%, 3/14/2037	228,475
206,000		United Mexican States, 6.75%, 9/27/2034	251,320
210,000		United Mexican States, Note, 5.625%, 1/15/2017	233,625
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,678,996)	2,789,520
		U.S. TREASURY—1.8%
500,000		United States Treasury Note, 1.500%, 1/31/2019	495,820
500,000		United States Treasury Note, 2.125%, 1/31/2021	495,184
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,000,919)	991,004

Principal Amount or Shares			Value
		INVESTMENT COMPANY—0.7%
383,630	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	$383,630
		TOTAL INVESTMENTS—99.2% (IDENTIFIED COST $53,826,020)[5]	56,436,496
		OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	483,260
		TOTAL NET ASSETS—100%	$56,919,756
At March 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
7U.S. Treasury Long Bond Long Futures	15	$1,998,281	June 2014	$7,466
7U.S. Treasury Notes 5-Year Short Futures	60	$7,137,188	June 2014	$(16,073)
7U.S. Treasury Notes 10-Year Short Futures	55	$6,792,500	June 2014	$22,650
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$14,043
The average notional value of long and short futures contracts held by the Fund throughout the period was $499,570 and $8,596,668, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2014, these restricted securities amounted to $7,063,687, which represented 12.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2014, these liquid restricted securities amounted to $7,063,687, which represented 12.4% of total net assets.
3	Affiliated holding.
4	7-day net yield.
5	At March 31, 2014, the cost of investments for federal tax purposes was $53,826,020. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $2,610,476. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,128,965 and net unrealized depreciation from investments for those securities having an excess of cost over value of $518,489.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices And Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$52,272,342	$—	$52,272,342
Foreign Governments/Agencies	—	2,789,520	—	2,789,520
U.S. Treasury	—	991,004	—	991,004
Investment Company	383,630	—	—	383,630
TOTAL SECURITIES	$383,630	$56,052,866	$—	$56,436,496
OTHER FINANCIAL INSTRUMENTS*	$14,043	$—	$—	$14,043
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)

Federated High-Yield Strategy Portfolio
Portfolio of Investments
March 31, 2014 (unaudited)
Shares		Value
	INVESTMENT COMPANY—100.1%
3,550,842	High Yield Bond Portfolio	$23,790,644
	TOTAL INVESTMENT—100.1% (IDENTIFIED COST $23,680,771)[1]	23,790,644
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[2]	(16,487)
	TOTAL NET ASSETS—100%	$23,774,157
1	At March 31, 2014, the cost of investments for federal tax purposes was $23,680,771. The net unrealized appreciation of investments for federal tax purposes was $109,873. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $109,873.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
1

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
March 31, 2014 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.8%
5,500,839	Federated Mortgage Core Portfolio (IDENTIFIED COST $54,878,650)	$53,853,217
	REPURCHASE AGREEMENT—0.3%
$153,000	Interest in $1,050,000,000 joint repurchase agreement 0.07%, dated 3/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,050,002,042 on 4/1/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2043 and the market value of those underlying securities was $1,071,009,087. (AT COST)	$153,000
	TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $55,031,650)[1]	54,006,217
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[2]	(55,357)
	TOTAL NET ASSETS—100%	$53,950,860
1	At March 31, 2014, the cost of investments for federal tax purposes was $54,031,650. The net unrealized depreciation of investments for federal tax purposes was $1,025,433. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,025,433.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Company	$53,853,217	$—	$—	$53,853,217
Repurchase Agreement	—	153,000	—	153,000
TOTAL SECURITIES	$53,853,217	$153,000	$—	$54,006,217
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 20, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 20, 2014